Notes Payable - Summary of Notes Payable (Details) - Sarcos Corp and Subsidiaries - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Notes payable, current portion		$ 1,328
Notes payable, net of current portion	$ 2,000	1,066
First PPP Loan	2,000	2,394
First P P P Loan
Debt Instrument [Line Items]
First PPP Loan		2,394
Second P P P Loan
Debt Instrument [Line Items]
First PPP Loan	$ 2,000
Paycheck Protection Program Loans Cares Act
Debt Instrument [Line Items]
Notes payable, current portion		1,328
Long-term portion (all due in 2022)		1,066
Notes payable, net of current portion		$ 2,394